Selected cash flow information - Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Cash Flow Statement [Abstract]
Trade receivables	$ (10.4)	$ (10.6)	$ 3.4
Inventories	67.0	(141.8)	(87.3)
Other current assets	5.8	1.2	(10.3)
Accounts payable and accrued liabilities	26.2	3.6	(14.7)
Provisions	8.2	14.5	5.6
Deferred rent	0.0	0.0	3.3
Other	5.7	2.5	(0.7)
Change in non-cash operating items	$ 102.5	$ (130.6)	$ (100.7)